Derivative Financial Instruments - Additional Information, Derivative Assets (Details) $ in Thousands				12 Months Ended
	Dec. 31, 2022 USD ($) shares	Apr. 28, 2021 USD ($) shares	Apr. 07, 2021 $ / shares shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2020 USD ($)
Derivative Financial Instruments [Line Items]
Derivative assets	$ 36,218			$ 36,218	$ 36,218	$ 124,234	$ 124,234
Weighted average strike price	1.36			1.36	1.36
Notional amount	$ 1,500			$ 1,500	$ 1,500
Number of securities called by warrant (in shares) | shares	1	1
Common Stock of Solaris
Derivative Financial Instruments [Line Items]
Number of securities called by warrant (in shares) | shares				0.25
Solaris Resources Inc | Common Stock
Derivative Financial Instruments [Line Items]
Number of securities called by warrant (in shares) | shares		1
i-80 Gold | Common Stock
Derivative Financial Instruments [Line Items]
Number of securities called by warrant (in shares) | shares			1
Fair Value | Solaris Resources Inc
Derivative Financial Instruments [Line Items]
Investment in associate, fair value	$ 15,900	$ 197,700		$ 15,900	15,900
Fair Value | Solaris Resources Inc | Warrants
Derivative Financial Instruments [Line Items]
Derivative assets	9,200	$ 61,700		9,200	9,200
Solaris Warrants
Derivative Financial Instruments [Line Items]
Derivative assets	$ 29,154			$ 29,154	$ 29,154	122,919	122,919		$ 0
Warrants or rights outstanding (in shares) | shares	7,500,000			7,500,000	7,500,000
Exercise price of outstanding warrants (in dollars per share) | $ / shares								$ 1.20
i-80 Gold Warrants
Derivative Financial Instruments [Line Items]
Warrants or rights outstanding (in shares) | shares			2,318,596
FVTPL
Derivative Financial Instruments [Line Items]
Derivative assets	$ 36,743			$ 36,743	$ 36,743	124,452	124,452
FVTPL | Solaris Warrants
Derivative Financial Instruments [Line Items]
Number of warrants exercised (in shares) | shares				2,718,750
Exercised (in dollars per share) | $ / shares					$ 3.24
Derivative assets	29,154			$ 29,154	$ 29,154	122,919	122,919
FVTPL | i-80 Gold Warrants
Derivative Financial Instruments [Line Items]
Exercised (in dollars per share) | $ / shares			$ 3.64
Derivative assets	$ 0			0	$ 0	581	$ 581
Losses on change in fair value of derivatives				$ (600)		$ (200)
Share Purchase Warrants
Derivative Financial Instruments [Line Items]
Number of warrants exercised (in shares) | shares				405,164		1,361,549
Exercised (in dollars per share) | $ / shares					$ 10.27		$ 8.42